Statutory Insurance Financial Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statutory disclosures
Statutory reserves assumed by affiliated reinsurance subsidiaries	$ 18,474.2	$ 17,815.1
Admitted assets under prescribed and permitted statutory accounting practices	4,153.8	3,748.4
ULSG reserves assumed by affiliated reinsurance subsidiaries and then ceded to a third party reinsurer	10,406.3	9,956.9
Statutory net income (loss)	1,285.0	(1,563.1)	$ 864.0
Statutory capital and surplus	$ 4,753.4	$ 4,304.4	$ 5,375.2